Note 13 Financial assets at amortised cost (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Financial assets at amortised cost [Line Items]
Debt Securities at amortized cost	€ 38,276	€ 34,781
Loans and advances to central banks at amortised cost	6,748	5,681
Loans and advances to banks	13,014	13,276
Loans and advances to customers	350,110	318,939
Financial assets at amortised cost	408,148	372,676
Government [member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers	21,266	19,682
Other financial corporations [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers	12,386	9,804
Non financial corporations [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers	158,586	140,993
Other [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers	157,872	148,461
Of which impaired assets of loans and advances to customers [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost	14,597	14,657
Of which loss allowances of loans and advances [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost	11,724	11,142
Of which loss allowances of debt securities [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost	€ 71	€ 52